NOTE 6 - INCOME TAXES (Details) - Schedule of Components of Income Tax Expense (Benefit) (USD $)	3 Months Ended	34 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Components of Income Tax Expense (Benefit) [Abstract]
Current tax	$ 181	$ 4,147
Change in deferred tax asset	(181)	(4,147)
Change in valuation allowance	$ 0	$ 0